Property, Plant, and Equipment and Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment and Other Assets

Note 4. Property, Plant, and Equipment and Other Assets

Property and equipment consisted of the following:

	As of
	March 31, 2021	December 31, 2020
Land	$55	$57
Computer hardware and software	10	10
Bitcoin mining machines	1,180	1,206
Infrastructure	905	905
Containers	403	550
Leasehold improvements	4	4
Property and equipment, gross	2,557	2,732
Less: Accumulated depreciation	(1,004)	(860)
Property and equipment, net	$1,553	$1,872

The Company recorded depreciation expense of $189 and $342 for the three months ended March 31, 2021 and 2020, respectively. For the three months ended March 31, 2021 and 2020, gains on sale of property and equipment of $1 and $30, respectively were recorded as other non-operating expenses relating to the sale and disposition of Antminer S17 Pro and S9 Bitcoin miners and a container.

Other Assets consisted of the following:

	As of
	March 31, 2021	December 31, 2020

Security deposits	$123	$123
Other Assets	$123	$123

The Company has paid $120 in security deposits related to its electrical contract, see Note 9, and $3 related to its office lease in Raleigh, NC.

Note 4. Property, Plant, and Equipment and Other Assets

Property and equipment consisted of the following:

	As of
	December 31, 2020	December 31, 2019
Land	$57	$57
Computer hardware and software	10	10
Bitcoin mining machines	1,206	2,313
Infrastructure	905	771
Containers	550	467
Leasehold improvements	4	-
Property and equipment, gross	2,732	3,618
Less: Accumulated depreciation	(860)	(82)
Property and equipment, net	$1,872	$3,536

The Company recorded depreciation expense of $1,102 and $170 for the years ended December 31, 2020 and 2019, respectively. For the year ended December 31, 2020 a loss on sale of property and equipment of $352 was recorded as other non-operating expense related to the sale and disposition of Antminer S17 Pro Bitcoin miners. For the year ended December 31, 2019 a gain on sale of property and equipment of $599 was recorded as other non-operating income related to the sale and disposition of Antminer S9 Bitcoin miners. For the year ended December 31, 2020 an impairment of mining assets of $49 was recorded as general and administrative expense related to the disposal of Antminer S17 Pro Bitcoin miners.

During the year ended December 31, 2019, the Company recorded an impairment charge of $64 in connection with the termination of its hosting agreement in Ohio. See Note 9 for a further description of this termination.

Other assets consisted of the following:

	As of
	December 31, 2020	December 31, 2019
Deposits on containers	$-	$203
Security deposits	123	118
Other Assets	$123	$321

During September 2019, the Company entered into an agreement to purchase two containers to house the Bitcoin mining machines and paid a deposit of $203. Full payment on these containers was made upon delivery and installation in January 2020, at which time the cost of containers was reclassified to property and equipment and depreciated over the estimated useful life of 5 years using the straight-line method. The Company has paid $120 in security deposits related to its electrical contract, see Note 9, and $3 related to its office lease in Raleigh, NC.